As filed with the Securities and Exchange Commission on December 19, 2013

Securities Act File No. 33-9421

Investment Company Act File No. 811-5526

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 71
(Check appropriate box or boxes)	☒

J.P. Morgan Mutual Fund Investment Trust

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jon S. Rand, Esq.
Elizabeth A. Davin, Esq.	Dechert LLP
J.P. Morgan Chase & Co.	1095 Avenue of the Americas
460 Polaris Parkway	New York, NY 10036
Westerville, OH 43082

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on December 23, 2013 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of JPMorgan Mutual Fund Investment Trust (the “Trust”), filed with the Commission on September 27, 2013 (Accession Number 0001193125-13-382007) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Mutual Fund Investment Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Westerville and State of Ohio on the 19th day of December, 2013.

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

By:	Robert L. Young*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 19, 2013.

John F. Finn*	Mitchell M. Merin*
John F. Finn	Mitchell M. Merin
Trustee	Trustee

Matthew Goldstein*	William G. Morton*
Matthew Goldstein	William G. Morton
Trustee	Trustee

Robert J. Higgins*	Robert A. Oden, Jr.*
Robert J. Higgins	Robert A. Oden, Jr.
Trustee	Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes	Marian U. Pardo
Trustee	Trustee

Peter C. Marshall*	Frederick W. Ruebeck*
Peter C. Marshall	Frederick W. Ruebeck
Trustee	Trustee

Mary E. Martinez*	James J. Schonbachler*
Mary E. Martinez	James J. Schonbachler
Trustee	Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

By Joy C. Dowd*	By Robert L. Young*
Joy C. Dowd	Robert L. Young
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By /s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact